Discontinued Operations (Schedule Of Assets And Liabilities Of Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 14, 2014
Assets:
Receivables, net		$ 28	$ 29
Inventories and other current assets		48	42
Total Current Assets		76	71
Property and equipment, net		181	182
Intangible assets, net		355
Other long-term assets		6	4
Total Assets		618	1,289
Liabilities:
Current liabilities	8	139	101
Long-term debt and other long-term liabilities		162	290
Total Liabilities	8	301	391
TruGreen [Member]
Assets:
Cash and cash equivalents				57
Receivables, net				22
Inventories and other current assets				39
Property and equipment, net				181
Intangible assets, net				216
Other long-term assets				6
Total Assets				521
Liabilities:
Current liabilities				149
Long-term debt and other long-term liabilities				87
Total Liabilities				236
Net assets distributed to New TruGreen				$ 285